Data Field Information:
TYPE		13F-HR
PERIOD		12/31/09
FILER
	CIK	0001104186
	CCC	mezun#8z

SUBMISSION-CONTACT

	NAME	Michelle Dobbins
	PHONE	404-760-3427

UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
  					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Masters Capital Mgmt, LLC
Address:	3060 Peachtree Road NW, Ste 1815
		Atlanta, GA 30305


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mike Masters
Title:  	Managing Member
Phone:		404-364-2019

Signature, Place, and Date of Signing:
Mike Masters	Atlanta, GA		February 16, 2010

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	38

Form 13F Information Table Value Total:	344,317


FORM 13F INFORMATION TABLE
                               TITLE OF                      VALUE    SHARES/   SH/  PUT/ INVSTMT VOTING AUTHORITY
NAME OF ISSUER                 CLASS               CUSIP   (X$1000)   PRN AMT   PRN  CALL DSCRETN    SOLE    SHARED NONE

A123 SYS INC                   COM               03739T108     2,244    100,000 SH          SOLE      100,000   0    0
ALLSTATE CORP                  COM               020002101     8,027    267,200 SH   CALL   SOLE      267,200   0    0
ALLSTATE CORP                  COM               020002101     8,036    267,500 SH   CALL   SOLE      267,500   0    0
BANK OF AMERICA CORPORATION    UNIT 99/99/9999   060505419     7,460    500,000 SH          SOLE      500,000   0    0
CREE INC                       COM               225447101    14,093    250,000 SH   CALL   SOLE      250,000   0    0
CREE INC                       COM               225447101    14,093    250,000 SH   CALL   SOLE      250,000   0    0
CREE INC                       COM               225447101    14,093    250,000 SH   CALL   SOLE      250,000   0    0
CREE INC                       COM               225447101    14,070    249,600 SH   CALL   SOLE      249,600   0    0
DELTA AIR LINES INC DEL        COM               247361702    11,380  1,000,000 SH          SOLE    1,000,000   0    0
GANNETT INC                    COM               364730101     4,452    299,800 SH          SOLE      299,800   0    0
GANNETT INC                    COM               364730101     7,425    500,000 SH   CALL   SOLE      500,000   0    0
GENWORTH FINL INC              COM CL A          37247D106     2,838    250,000 SH          SOLE      250,000   0    0
GENWORTH FINL INC              COM CL A          37247D106     5,675    500,000 SH   CALL   SOLE      500,000   0    0
INTEL CORP                     COM               458140100    10,200    500,000 SH   CALL   SOLE      500,000   0    0
INTEL CORP                     COM               458140100    10,200    500,000 SH   CALL   SOLE      500,000   0    0
INTEL CORP                     COM               458140100    20,400  1,000,000 SH   CALL   SOLE    1,000,000   0    0
KB HOME                        COM               48666K109     6,840    500,000 SH   CALL   SOLE      500,000   0    0
KKR FINANCIAL HLDGS LLC        COM               48248A306    11,600  2,000,000 SH          SOLE    2,000,000   0    0
MIRANT CORP NEW                *W EXP 01/03/201  60467R118       254    529,444 SH          SOLE      529,444   0    0
NEWMONT MINING CORP            COM               651639106    23,655    500,000 SH   CALL   SOLE      500,000   0    0
OCH ZIFF CAP MGMT GROUP        CL A              67551U105     4,122    300,000 SH          SOLE      300,000   0    0
PEABODY ENERGY CORP            COM               704549104    13,563    300,000 SH   CALL   SOLE      300,000   0    0
PMI GROUP INC                  COM               69344M101       504    200,000 SH          SOLE      200,000   0    0
RADIAN GROUP INC               COM               750236101     3,655    500,000 SH   CALL   SOLE      500,000   0    0
REDWOOD TR INC                 COM               758075402     2,892    200,000 SH          SOLE      200,000   0    0
REGIONS FINANCIAL CORP NEW     COM               7591EP100     2,645    500,000 SH   CALL   SOLE      500,000   0    0
SATCON TECHNOLOGY CORP         COM               803893106     2,820  1,000,000 SH          SOLE    1,000,000   0    0
U S AIRWAYS GROUP INC          COM               90341W108     6,050  1,250,000 SH          SOLE    1,250,000   0    0
U S AIRWAYS GROUP INC          COM               90341W108     3,872    800,000 SH   CALL   SOLE      800,000   0    0
U S AIRWAYS GROUP INC          COM               90341W108     2,452    506,700 SH   CALL   SOLE      506,700   0    0
U S AIRWAYS GROUP INC          COM               90341W108     2,456    507,400 SH   CALL   SOLE      507,400   0    0
UAL CORP COM                   NEW               902549807    12,910  1,000,000 SH          SOLE    1,000,000   0    0
UNITEDHEALTH GROUP INC         COM               91324P102    15,240    500,000 SH   CALL   SOLE      500,000   0    0
VALERO ENERGY CORP NEW         COM               91913Y100     8,375    500,000 SH   CALL   SOLE      500,000   0    0
VALERO ENERGY CORP NEW         COM               91913Y100     8,375    500,000 SH   CALL   SOLE      500,000   0    0
WELLS FARGO & CO NEW           COM               949746101     3,374    125,000 SH          SOLE      125,000   0    0
WELLS FARGO & CO NEW           COM               949746101    26,990  1,000,000 SH   CALL   SOLE    1,000,000   0    0
WELLS FARGO & CO NEW           COM               949746101    26,990  1,000,000 SH   CALL   SOLE    1,000,000   0    0
